                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07680
                                  ---------------------------------------------

                   Minnesota Municipal Income Portfolio Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        800 Nicollet Mall, Minneapolis, MN                      55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

   Robert H. Nelson      800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   800-677-3863
                                                   ----------------------------

Date of fiscal year end:   January 31, 2004
                        --------------------------
Date of reporting period:  July 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN(TM) LOGO]


MINNESOTA MUNICIPAL
INCOME PORTFOLIO

MXA


JULY 31, 2003
SEMIANNUAL REPORT

[FIRST AMERICAN(TM) LOGO]


MINNESOTA MUNICIPAL
INCOME PORTFOLIO

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

                                TABLE OF CONTENTS

1      Financial Statements

4      Notes to Financial Statements

14     Schedule of Investments

21     Shareholder Update

               NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

ASSETS:
Investments in securities at market value* (note 2)              $ 91,145,494
Accrued interest receivable                                         1,219,525
Other assets                                                            1,929
                                                                 ------------
   Total assets                                                    92,366,948
                                                                 ------------

LIABILITIES:
Preferred share distributions payable (note 3)                          1,333
Accrued investment management fee (note 5)                             28,197
Accrued administrative fee (note 5)                                    11,113
Accrued remarketing agent fee (note 5)                                  3,751
Other accrued expenses                                                 12,484
                                                                 ------------
   Total liabilities                                                   56,878
                                                                 ------------

Preferred shares, at liquidation value                             31,100,000
                                                                 ------------
   Net assets applicable to outstanding common shares            $ 61,210,070
                                                                 ============

NET ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES CONSIST OF:
Common shares and additional paid-in capital                     $ 57,707,694
Undistributed net investment income                                   951,645
Accumulated net realized gain on investments                          566,119
Unrealized appreciation of investments                              1,984,612
                                                                 ------------

   Net assets applicable to outstanding common shares            $ 61,210,070
                                                                 ============

*Investments in securities at identified cost                    $ 89,160,882
                                                                 ============

NET ASSET VALUE AND MARKET PRICE OF COMMON SHARES:
Net assets applicable to outstanding common shares               $ 61,210,070
Common shares outstanding (authorized 200 million shares
   of $0.01 par value)                                              4,146,743
Net asset value per share                                        $      14.76
Market price per share                                           $      15.56

LIQUIDATION PREFERENCE OF PREFERRED SHARES (NOTE 3):
Preferred shares outstanding (authorized one million shares)            1,244
Liquidation preference per share                                 $     25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            MINNESOTA MUNICIPAL INCOME PORTFOLIO

2003 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  For the Six Months Ended July 31, 2003

INCOME:
Interest                                                         $  2,445,731
Dividends from affiliated money market fund                               985
                                                                 ------------

     Total investment income                                        2,446,716
                                                                 ------------

EXPENSES (NOTE 5):
Investment management fee                                             165,663
Administrative fee                                                     94,886
Remarketing agent fee                                                  40,035
Custodian fees                                                          7,116
Transfer agent fees                                                    23,218
Registration fees                                                       3,691
Reports to shareholders                                                15,769
Directors' fees                                                         3,542
Audit and legal fees                                                   17,626
Professional fees                                                      10,561
Other expenses                                                          2,378
                                                                 ------------
   Total expenses                                                     384,485
                                                                 ------------

   Net investment income                                            2,062,231
                                                                 ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments in securities (note 4)             1,038,618
Net change in unrealized appreciation or depreciation of
   investments                                                     (3,218,991)
                                                                 ------------

   Net loss on investments                                         (2,180,373)
                                                                 ------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS (NOTE 2):
From net investment income                                           (136,941)
                                                                 ------------

     Net decrease in net assets applicable to common shares
       resulting from operations                                 $   (255,083)
                                                                 ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED
                                                                             7/31/03         YEAR ENDED
                                                                           (UNAUDITED)        1/31/03
                                                                         --------------    --------------
OPERATIONS:
Net investment income                                                    $    2,062,231    $    4,261,965
Net realized gain on investments in securities                                1,038,618           632,031
Net change in unrealized appreciation or depreciation of investments         (3,218,991)        1,838,663
Distributions to preferred shareholders (note 2):
   From net investment income                                                  (136,941)         (366,520)
                                                                         --------------    --------------

    Net increase (decrease) in net assets applicable to common
      shares resulting from operations                                         (255,083)        6,366,139
                                                                         --------------    --------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS (NOTE 2):
From net investment income                                                   (1,940,676)       (3,777,684)
                                                                         --------------    --------------

   Total increase (decrease) in net assets applicable to common shares       (2,195,759)        2,588,455
                                                                         --------------    --------------

Net assets applicable to common shares at beginning of period                63,405,829        60,817,374
                                                                         --------------    --------------

Net assets applicable to common shares at end of period                  $   61,210,070    $   63,405,829
                                                                         ==============    ==============

Undistributed net investment income                                      $      951,645    $      967,031
                                                                         ==============    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION    Minnesota Municipal Income Portfolio Inc. (the "Fund") is
                    registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The Fund invests in Minnesota municipal securities rated investment grade or unrated and deemed to be of comparable quality by the Fund's advisor at the time of purchase. These securities may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The Fund's investments also may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the Fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the Fund did not make any such investments during the six months ended
                    July 31, 2003. Fund shares are listed on the American
                    Stock Exchange under the symbol MXA.

                    The Fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

(2) SUMMARY OF      SECURITY VALUATIONS
    SIGNIFICANT     Portfolio securities for which market quotations are readily
    ACCOUNTING      available are valued at current market value. If market
    POLICIES        quotations or valuations are not readily available, or if
                    such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale. As of July 31, 2003, the Fund had no fair-valued securities.

                    Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                    Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

                    SECURITIES TRANSACTIONS AND INVESTMENT INCOME
                    Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                    INVERSE FLOATERS
                    As part of its investment strategy, the Fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Fund invests in inverse floaters, the net asset value of the Fund's shares may be more volatile than if the Fund did not invest in such securities. At July 31, 2003, the Fund had no outstanding investments in inverse floaters.

                    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                    Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2003, the Fund had no outstanding when-issued or forward-commitments.

                    TAXES
                    FEDERAL
                    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                    Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                    The tax character of common and preferred share distributions paid during the six months ended July 31, 2003 and fiscal year ended January 31, 2003 was as follows:

                                                      7/31/03       1/31/03
                                                   ------------   ------------
                    Distributions paid from:
                    Tax exempt income              $  2,077,617   $  4,130,337
                    Ordinary income                          --         13,718
                                                   ------------   ------------
                                                   $  2,077,617   $  4,144,055
                                                   ============   ============

                    At January 31, 2003, the Fund's most recently completed fiscal year end, the components of accumulated earnings on a tax basis were as follows:

                    Undistributed tax exempt income               $    778,530
                    Accumulated capital losses                        (472,499)
                    Unrealized appreciation                          5,392,104
                                                                  ------------
                    Accumulated earnings                          $  5,698,135
                                                                  ============

                    STATE
                    Minnesota taxable net income is based generally on any federal taxable income. The portion of any tax-exempt dividends paid by the Fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

                    DISTRIBUTIONS TO SHAREHOLDERS
                    Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the Fund's dividend reinvestment plan, reinvested in additional common shares of the Fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

                    REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                    The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by the Fund's advisor.

                    USE OF ESTIMATES
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED      As of July 31, 2003, the Fund had 1,244 remarketed preferred
    PREFERRED       shares outstanding (622 shares in class "M" and 622 shares
    SHARES          in class "W") (RP(R)) with a liquidation preference of
                    $25,000 per share. The dividend rate on the RP(R) is adjusted every seven days (on Mondays for class "M" and on Wednesdays for class "W"), as determined by the remarketing agent. On July 31, 2003, the dividend rates were 0.75% and 0.88% for class "M" and "W," respectively.

                    RP(R) is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) INVESTMENT      Cost of purchases and proceeds from sales of securities,
    SECURITY        other than temporary investments in short-term securities,
    TRANSACTIONS    for the six months ended July 31, 2003, aggregated
                    $14,115,941 and $19,303,974, respectively.

(5) EXPENSES        INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                    Pursuant to an investment advisory agreement (the
                    "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), a subsidiary of U.S. Bank National Association ("U.S.
                    Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The
                    Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.35% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                    Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, is also co-administrator but currently has no functional responsibilities related to the Fund) (collectively the "Administrators") and provides administrative services, including legal and shareholder services, to the Fund. Under this Co-Administration Agreement, the Administrators receive a monthly fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, the Administrators provide numerous services to the Fund, including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various record-keeping services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments Inc. as a sub-administrator to perform net asset value calculations.

                    The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those made by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                    REMARKETING AGENT FEE
                    The Fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the Fund's average amount of RP(R) outstanding. For its fee, the Remarketing Agent will remarket shares of RP(R) tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

                    OTHER FEES AND EXPENSES
                    In addition to the investment management, administrative, and remarketing agent fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

                    During the six months ended July 31, 2003, fees for custody services were paid to U.S. Bank.

(6) CAPITAL LOSS    For federal income tax purposes, the Fund had capital loss
    CARRYOVER       carryovers at January 31, 2003, the Fund's most recently
                    completed fiscal year end, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

                                     CAPITAL LOSS
                                       CARRYOVER       EXPIRATION
                                     ------------      ----------
                                     $    415,059         2004
                                           34,143         2008
                                           23,297         2010
                                     ------------
                                     $    472,499
                                     ============

(7) FINANCIAL       Per-share data for an outstanding common share throughout
    HIGHLIGHTS      each period and selected information for each period are as follows:

                                                SIX MONTHS
                                                   ENDED                            YEAR ENDED JANUARY 31,
                                                  7/31/03       -----------------------------------------------------------
                                                (UNAUDITED)       2003         2002        2001         2000         1999
                                                -----------     --------     --------    --------     --------     --------
PER-SHARE DATA
Net asset value, common shares,
   beginning of period                          $     15.29     $  14.67     $  14.49    $  13.02     $  15.33     $  15.01
                                                -----------     --------     --------    --------     --------     --------
Operations:
   Net investment income                               0.50         1.03         1.03        1.03         1.03         1.05
   Net realized and unrealized gains (losses)
     on investments                                   (0.53)        0.59         0.14        1.54        (2.31)        0.28
   Distributions to preferred shareholders:
     From net investment income                       (0.03)       (0.09)       (0.17)      (0.30)       (0.23)       (0.24)
                                                -----------     --------     --------    --------     --------     --------
       Total from operations                          (0.06)        1.53         1.00        2.27        (1.51)        1.09
                                                -----------     --------     --------    --------     --------     --------
Distributions to common shareholders:
   From net investment income                         (0.47)       (0.91)       (0.82)      (0.80)       (0.80)       (0.77)
                                                -----------     --------     --------    --------     --------     --------
Net asset value, common shares, end
     of period                                  $     14.76     $  15.29     $  14.67    $  14.49     $  13.02     $  15.33
                                                ===========     ========     ========    ========     ========     ========
Market value, common shares,
     end of period                              $     15.56     $  15.56     $  14.50    $  13.85     $  12.13     $  14.50
                                                ===========     ========     ========    ========     ========     ========
SELECTED INFORMATION
Total return, common shares, net asset
   value (a)                                          (0.52)%      10.73%        7.06%      17.89%      (10.16)%       7.44%
Total return, common shares, market
   value (b)                                           1.22%       13.85%       10.94%      21.51%      (11.39)%       8.27%
Net assets applicable to common shares
   at end of period (in millions)               $        61     $     63     $     61    $     60     $     54     $     64
Ratio of expenses to average weekly net
   assets applicable to common shares (c)              1.20%(e)     1.19%        1.21%       1.28%        1.25%        1.17%
Ratio of net investment income to average
   weekly net assets applicable to
   common shares (c)                                   6.44%(e)     6.87%        7.05%       7.55%        7.24%        6.95%
Portfolio turnover rate (excluding
   short-term securities)                                16%          23%           4%         31%          15%          16%
Remarketed preferred shares outstanding
   end of period (in millions)                  $        31     $     31     $     31    $     31     $     31     $     31
Asset coverage per preferred share
   (in thousands) (d)                           $        74     $     76     $     74    $     73     $     68     $     76
Liquidation preference and market value
   per remarketed preferred share
   (in thousands)                               $        25     $     25     $     25    $     25     $     25     $     25

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIOS DO NOT REFLECT THE EFFECT OF DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS; INCOME RATIOS REFLECT INCOME EARNED ON ASSETS ATTRIBUTABLE TO PREFERRED SHARES, WHERE APPLICABLE.
(d) REPRESENTS NET ASSETS APPLICABLE TO COMMON SHARES PLUS PREFERRED SHARES AT LIQUIDATION VALUE DIVIDED BY PREFERRED SHARES OUTSTANDING.
(e)  ANNUALIZED.

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                              JULY 31, 2003

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
-----------------------------------------------------------------   -------------        -------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET ASSETS APPLICABLE TO OUTSTANDING COMMON
SHARES)
MUNICIPAL LONG-TERM SECURITIES (138.4%):
   EDUCATION REVENUE (17.5%):
      Higher Education Facility, Carleton College
         (Callable 11/01/07 at 100),
           5.40%, 11/1/14                                           $     500,000        $     537,520
      Higher Education Facility, Carleton College
         (Callable 5/1/06 at 100),
           5.75%, 11/1/12                                               2,000,000            2,175,120
      Higher Education Facility, Macalester College
         (Callable 3/1/05 at 100),
           5.50%, 3/1/12                                                  250,000              264,077
      Higher Education Facility, Macalester College
         (Callable 3/1/05 at 100),
           5.55%, 3/1/16                                                  250,000              261,918
      Higher Education Facility, St. Benedict College
         (Callable 3/1/04 at 100),
           6.38%, 3/1/20                                                   70,000               70,385
      Higher Education Facility, St. Catherine's College
         (Callable 10/1/12 at 100),
           5.38%, 10/1/32                                               2,000,000            1,946,740
      Higher Education Facility, University of St. Thomas
         (Callable 4/1/08 at 100),
           5.38%, 4/1/18                                                1,050,000            1,067,441
      Higher Education Facility, University of St. Thomas
         (Callable 9/1/03 at 101),
           5.50%, 9/1/08                                                   60,000               60,702
      Higher Education Facility, University of St. Thomas
         (Callable 9/1/03 at 101),
           5.60%, 9/1/14                                                  370,000              373,955
      St. Paul Housing and Redevelopment Authority,
         St. Paul Academy and Summit School
         (Callable 10/1/09 at 100),
           5.50%, 10/1/24                                               1,210,000            1,224,399
      University of Minnesota,
         Series A,
           5.50%, 7/1/21                                                2,500,000            2,711,775
                                                                                         -------------
                                                                                            10,694,032
                                                                                         -------------
   GENERAL OBLIGATIONS (25.0%):
      Burnsville Independent School District
         (Callable 2/1/06 at 100),
           4.88%, 2/1/13                                                2,000,000            2,065,280

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
-----------------------------------------------------------------   -------------        -------------
      Chaska Independent School District
         (Crossover refunded to 2/1/06 at 100),
           6.00%, 2/1/15                                            $   1,675,000(e)     $   1,835,566
      Delano Independent School District (FSA)
         (Callable 2/1/11 at 100),
           5.88%, 2/1/25                                                1,000,000(b)         1,067,920
      Lakeville Independent School District (FGIC)
         (Callable 2/1/08 at 100),
           5.00%, 2/1/17                                                1,440,000(b)         1,468,411
      Lakeville Independent School District,
         Zero Coupon Bond (FGIC)
         (Callable 2/1/13 at 68.77),
           5.42%, 2/1/20                                                2,500,000(b)(d)      1,044,475
      Minneapolis and St. Paul Metropolitan Airports
         Commission, AMT (FGIC)
         (Callable 1/1/11 at 100),
           5.25%, 1/1/21                                                1,000,000(b)(f)        998,820
      Minneapolis General Obligation
         (Callable 9/1/05 at 100),
           5.20%, 3/1/13                                                1,000,000            1,060,040
      Ramsey County
         (Callable 2/1/13 at 100),
           5.00%, 2/1/17                                                1,395,000            1,448,442
      Sauk Rapids Independent School District (MBIA)
         (Callable 2/1/11 at 100),
           5.75%, 2/1/23                                                3,500,000(b)         3,698,800
      St. Michael Independent School District
         (Callable 2/1/09 at 100),
           4.88%, 2/1/17                                                  600,000              608,232
                                                                                         -------------
                                                                                            15,295,986
                                                                                         -------------
   HEALTH CARE REVENUE (41.0%):
      Agriculture and Economic Development Board (MBIA)
         (Callable 11/15/07 at 102),
           5.75%, 11/15/26                                              2,000,000(b)         2,075,740
      Bemidji Health Care, North County Health Services (RAAI)
         (Callable 9/1/12 at 100),
           5.00%, 9/1/24                                                2,000,000(b)         1,929,200
      Cuyuna Range Hospital District
         (Callable 6/1/07 at 102),
           6.00%, 6/1/29                                                1,000,000              929,580
      Duluth Clinic Health Care Facilities (AMBAC)
         (Prerefunded to 11/1/04 at 100),
           6.30%, 11/1/22                                                 140,000(b)(e)        149,124

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
-----------------------------------------------------------------   -------------        -------------
      Duluth Health Facility, Benedictine Health System
         (Callable 2/15/03 at 102),
           6.00%, 2/15/12                                           $   1,800,000        $   1,842,552
      Fergus Falls Health Care, Lake Region Hospital
         (Callable 9/1/03 at 102),
           6.50%, 9/1/18                                                1,000,000            1,024,430
      Glencoe Health Care Facilities
         (Callable 4/1/11 at 101),
           7.50%, 4/1/31                                                  650,000              657,911
      Golden Valley Health Care Facility, Covenant
         Retirement Communities
         (Callable 12/1/09 at 101),
           5.50%, 12/1/25                                                 680,000              653,759
      Minneapolis and St. Paul Housing and Redevelopment
         Health Care System, Children's Health Care (FSA)
         (Callable 8/15/05 at 102),
           5.70%, 8/15/16                                                 500,000(b)           530,265
      Minneapolis and St. Paul Housing and Redevelopment
         Health Care System, Group Health Plan
         (Callable 3/1/03 at 102),
           6.90%, 10/15/22                                              1,550,000            1,563,625
      Minneapolis Health Care Facility, Allina Health Systems
         (Callable 11/15/12 at 100),
           5.75%, 11/15/32                                              3,000,000            3,011,700
      Minneapolis Health Care, Fairview Health Services
         (Callable 5/15/12 at 101),
           5.63%, 5/15/32                                               2,000,000            2,007,040
      Minneapolis Health Care, Fairview Hospital (MBIA)
         (Callable 11/15/03 at 102),
           5.25%, 11/15/13                                                500,000(b)           514,175
      Monticello, Big Lake Community Hospital District
         (Callable 12/1/12 at 100),
           6.20%, 12/1/22                                               1,000,000            1,003,720
      Red Wing Elderly Housing, River Region
         (Pre-refunded 9/1/03 at 102),
           6.50%, 9/1/22                                                1,500,000(e)         1,575,480
      Rochester Health Care Facilities
         (Callable 5/15/08 at 101),
           5.50%, 11/15/27                                              1,000,000            1,007,790
      St. Cloud Health Care Revenue (FSA)
         (Callable 5/1/10 at 101),
           5.75%, 5/1/26                                                4,500,000(b)         4,633,560
                                                                                         -------------
                                                                                            25,109,651
                                                                                         -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
-----------------------------------------------------------------   -------------        -------------
   HOUSING REVENUE (22.8%):
      Dakota County Multifamily Housing (FHA) (GNMA)
         (Callable 1/20/11 at 102),
           5.50%, 7/20/43                                           $   3,680,000(b)     $   3,727,619
      Maplewood Multifamily Housing, AMT
         (Callable 11/1/10 at 100),
           7.20%, 11/1/32                                               1,000,000(f)         1,046,750
      New Hope Multifamily Housing Project (FSA) (GNMA)
         (Callable 1/1/06 at 102),
           6.05%, 1/1/17                                                  450,000(b)           465,075
      Rochester Multifamily Housing, AMT
         (Mandatory Put 9/1/17 at 100),
           6.38%, 9/1/37                                                2,800,000(f)         2,896,544
      St. Louis Park Multifamily Housing Project (FHA)
         (Callable 12/1/05 at 102),
           6.15%, 12/1/16                                                 500,000(b)           514,275
      State Housing and Finance Agency
         (Callable 1/1/04 at 102),
           6.30%, 7/1/25                                                  390,000              397,937
      State Housing and Finance Agency
         (Callable 3/1/03 at 100),
           5.70%, 8/1/07                                                  295,000              300,900
      State Housing and Finance Agency
         (Callable 3/1/03 at 100),
           6.00%, 2/1/14                                                  805,000              821,100
      State Housing and Finance Agency
         (Callable 3/1/03 at 100),
           6.10%, 8/1/22                                                  775,000              790,500
      State Housing and Finance Agency
         (Callable 7/1/03 at 102),
           5.95%, 1/1/17                                                1,905,000            1,936,413
      State Housing and Redevelopment Authority
         (Callable 1/1/10 at 100),
           6.63%, 1/1/24                                                  345,000              328,512
      Waconia Housing Redevelopment Authority, Public Project
         (Callable 3/1/03 at 100),
           5.70%, 1/1/10                                                   85,000               85,101
      Waconia Housing Redevelopment Authority, Public Project
         (Callable 3/1/03 at 100),
           5.70%, 1/1/11                                                  180,000              180,214
      Waconia Housing Redevelopment Authority, Public Project
         (Callable 3/1/03 at 100),
           5.75%, 1/1/13                                                   80,000               80,098

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
-----------------------------------------------------------------   -------------        -------------
      Waconia Housing Redevelopment Authority, Public Project
         (Callable 3/1/03 at 100),
           5.75%, 1/1/14                                            $     315,000        $     315,387
      Waconia Housing Redevelopment Authority, Public Project
         (Callable 3/1/03 at 100),
           5.75%, 1/1/15                                                   80,000               80,098
                                                                                         -------------
                                                                                            13,966,523
                                                                                         -------------
   INDUSTRIAL DEVELOPMENT REVENUE (0.5%):
      Duluth Seaway Port Authority, Cargill Inc. Project
         (Callable 12/1/03 at 102),
           5.75%, 12/1/16                                                 300,000(g)           306,795
                                                                                         -------------

   RECREATION AUTHORITY REVENUE (1.5%):
      St. Paul Port Authority Hotel Facility
         (Callable 8/1/08 at 103),
           7.38%, 8/1/29                                                  900,000              915,570
                                                                                         -------------

   TRANSPORTATION REVENUE (10.2%):
      Minneapolis and St. Paul Metropolitan Airport
         Commission (FGIC)
         (Callable 1/1/10 at 101),
           5.75%, 1/1/32                                                5,000,000(b)         5,193,050
      Minneapolis and St. Paul Metropolitan Airports
         Commission (MBIA)
         (Callable 1/1/13 at 100),
           5.25%, 1/1/17                                                1,000,000(b)         1,049,960
                                                                                         -------------
                                                                                             6,243,010
                                                                                         -------------
   UTILITY REVENUE (11.5%):
      Southern Minnesota Municipal Power Agency (AMBAC),
           5.25%, 1/1/16                                                1,000,000(b)         1,079,620
      Southern Minnesota Municipal Power Agency,
         Zero Coupon Bond (MBIA),
           5.16%, 1/1/19                                               10,000,000(b)(d)      4,607,500
      Southern Minnesota Municipal Power Agency,
         Zero Coupon Bond (MBIA),
           6.70%, 1/1/24                                                4,000,000(b)(d)      1,337,040
                                                                                         -------------
                                                                                             7,024,160
                                                                                         -------------
   WATER/POLLUTION CONTROL REVENUE (8.4%):
      Public Facilities Authority Water Pollution Control
         (Callable 3/1/06 at 100),
           4.75%, 3/1/10                                                1,900,000            1,995,172

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL
                                                                       AMOUNT/              MARKET
DESCRIPTION OF SECURITY                                                SHARES              VALUE (a)
-----------------------------------------------------------------   -------------        -------------
      Public Facilities Authority Water Pollution Control
        (Callable 3/1/09 at 100),
           5.38%, 3/1/19                                            $   3,000,000        $   3,137,220
                                                                                         -------------
                                                                                             5,132,392
                                                                                         -------------
        Total Municipal Long-Term Securities
           (cost: $82,703,507)                                                              84,688,119
                                                                                         -------------
MUNICIPAL SHORT-TERM SECURITIES (c) (0.8%):
      Higher Education Facility, Carleton College,
           0.75%, 11/1/12                                                  50,000               50,000
      Hennepin County General Obligation,
           0.75%, 12/1/20                                                  50,000               50,000
      Hennepin County Minnesota General Obligation,
           0.75%, 12/1/10                                                 130,000              130,000
      Mendota Heights Multifamily Housing,
           0.85%, 11/1/31                                                 300,000              300,000
                                                                                         -------------
         Total Municipal Short-Term Securities
           (cost: $530,000)                                                                    530,000
                                                                                         -------------
MONEY MARKET FUND (9.7%):
      Federated Minnesota Municipal Cash Trust
           (cost: $5,927,375)                                           5,927,375            5,927,375
                                                                                         -------------

         Total Investments in Securities (h)-148.9%
           (cost: $89,160,882)                                                           $  91,145,494
                                                                                         =============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC-AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FGIC-FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA-FEDERAL HOUSING AUTHORITY
     FSA-FINANCIAL SECURITY ASSURANCE
     GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     MBIA-MUNICIPAL BOND INSURANCE ASSOCIATION
     RAAI-RADIAN ASSET ASSURANCE, INC.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JULY 31, 2003. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF

     PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) FOR ZERO COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(f) AMT-ALTERNATIVE MINIMUM TAX. AS OF JULY 31, 2003, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $4,942,114, WHICH REPRESENTS 8.1% OF NET ASSETS APPLICABLE TO COMMON SHARES.
(g) SECURITY PURCHASED AS PART OF A PRIVATE PLACEMENT AND MAY NOT BE SOLD TO THE PUBLIC. THIS SECURITY IS CONSIDERED ILLIQUID. THE FUND IS NOT LIMITED IN ITS ABILITY TO INVEST IN ILLIQUID SECURITIES. ON JULY 31, 2003, THE VALUE OF THIS INVESTMENT WAS $306,795 OR 0.5% OF NET ASSETS APPLICABLE TO COMMON SHARES. INFORMATION REGARDING THIS SECURITY IS AS FOLLOWS:

                                                                       DATE
                   SECURITY                                PAR       ACQUIRED     COST BASIS
  --------------------------------------------------    ---------    --------     ----------
  DULUTH SEAWAY PORT AUTHORITY, CARGILL INC. PROJECT    $ 300,000      11/93      $ 300,000

(h) AT JULY 31, 2003, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES APPROXIMATED THE AMOUNT REPORTED FOR FINANCIAL REPORTING PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS
     FOLLOWS:

     GROSS UNREALIZED APPRECIATION                                  $ 2,883,535
     GROSS UNREALIZED DEPRECIATION                                     (898,923)
                                                                    ------------
     NET UNREALIZED APPRECIATION                                    $ 1,984,612
                                                                    ===========

SHAREHOLDER UPDATE (Unaudited)

                    HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES
                    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS


VIRGINIA STRINGER
Chairperson of Minnesota Municipal Income Portfolio
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III*
Director of Minnesota Municipal Income Portfolio
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET*
Director of Minnesota Municipal Income Portfolio
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of Minnesota Municipal Income Portfolio
Vice President, Cargo-United Airlines

VICTORIA HERGET*
Director of Minnesota Municipal Income Portfolio
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of Minnesota Municipal Income Portfolio
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of Minnesota Municipal Income Portfolio
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of Minnesota Municipal Income Portfolio
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of Minnesota Municipal Income Portfolio
Owner and President of Jim Wade Homes

*DID NOT SERVE AS DIRECTOR DURING THE PERIOD COVERED BY THIS REPORT.

[FIRST AMERICAN(TM) LOGO]


MINNESOTA MUNICIPAL INCOME PORTFOLIO
2003 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.


[RECYCLED SYMBOL]

This document is printed on paper containing 10% postconsumer waste.

9/2003    0166-03    MXA-SAR

ITEM 2 - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

ITEM 3 - Audit Committee Financial Expert
RESPONSE:  Not applicable to semi-annual report

ITEM 4 - Principal Accountant Fees and Services
RESPONSE:  Not applicable to semi-annual report

ITEM 5 - Audit Committee of Listed Registrants
RESPONSE:  Not applicable to semi-annual report

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
RESPONSE: Not applicable to semi-annual report

ITEM 8 - Reserved

ITEM 9 - Controls and Procedures
RESPONSE:
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.
(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS
10(a) - Code of Ethics

RESPONSE:  Not applicable to semi-annual report

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO)
RESPONSE: Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By   /s/ Thomas S. Schreier, Jr.
     ---------------------------
     Thomas S. Schreier, Jr.
     President

Date: September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Thomas S. Schreier, Jr.
     ---------------------------
     Thomas S. Schreier, Jr.
     President

Date: September 30, 2003

By   /s/ Robert H. Nelson
     ---------------------------
     Robert H. Nelson
     Treasurer

Date: September 30, 2003